FVM - Fair value measurement (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Disclosure Of Fair Value Measurement [Line Items]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ 118
Statement that there were no transfers between Level 1 and Level 2 of fair value hierarchy, assets		During the first six months of 2021, assets and liabilities transferred from Level 2 to Level 1, or from Level 1 to Level 2, that were held for the entire reporting period, were not material.
Statement that there were no transfers between Level 1 and Level 2 of fair value hierarchy, liabilities		During the first six months of 2021, assets and liabilities transferred from Level 2 to Level 1, or from Level 1 to Level 2, that were held for the entire reporting period, were not material.